Regulatory matters (Tables)	12 Months Ended
Dec. 31, 2014
Regulated Operations [Abstract]
Regulatory Assets and Liabilities
Regulatory assets and liabilities consist of the following:

	2014	2013
Regulatory assets
Environmental costs (a)	$102,735	$85,029
Pension and post-employment benefits (b)	65,745	64,997
Storm costs (c)	3,080	5,437
Commodity costs adjustment (d)	41,502	15,904
Rate case costs (e)	4,161	3,119
Vegetation management	3,260	2,297
Debt premium (f)	4,658	4,504
Rate adjustment mechanism (j)	6,207	28
Asset retirement obligation (g)	1,682	1,468
Tax related	4,350	2,995
Other	11,964	4,570
Total regulatory assets	$249,344	$190,348
Less current regulatory assets	(61,645)	(26,125)
Non-current regulatory assets	$187,699	$164,223

Regulatory liabilities
Cost of removal (h)	$78,013	$68,698
Rate-base offset (i)	23,427	25,082
Commodity costs adjustment (d)	10,389	17,394
Pension and post-employment benefits (b)	592	6,770
Rate adjustment mechanism (j)	448	1,681
Storm costs (c)	1,030	—
Depreciation adjustment mechanism	3,518	—
Tax related	145	133
Other	5,224	3,531
Total regulatory liabilities	$122,786	$123,289
Less current regulatory liabilities	(20,590)	(21,632)
Non-current regulatory liabilities	$102,196	$101,657

7.	Regulatory matters (continued)

(a)
Environmental remediation costs recovery: Actual expenditures incurred for the clean-up of certain former gas manufacturing facilities (note 23 (a)(ii)) are recovered through rates over a period of 7 years and in a jurisdiction are subject to an annual cap.

(b)
Pension and post-employment benefits: As part of business acquisitions, the regulators authorized a regulatory asset or liability being set up for the amounts of pension and post-employment benefits that have not yet been recognized in net periodic cost and were presented as AOCI prior to the acquisition. An amount of $28,284 relates to a recent acquisition and was authorized for recognition as an asset by the regulator. Recovery is anticipated to be approved in a final rate order in 2015. The balance is recovered through rates over the future services years of the employees at the time the regulatory asset was set up (an average of 10 years) or consistent with the treatment of OCI under ASC 712 Compensation-Nonretirement Postemployment Benefits and ASC 715 Compensation-Retirement Benefits before the transfer to regulatory asset occurred.

(c)	Storm costs: Incurred repair costs resulting from certain storms over or under amounts collected from customers, which are expected to be recovered or refunded through rates.

(d)
Commodity costs adjustment: The revenue of the electric and natural gas utilities includes a component which is designed to recover the cost of electricity or natural gas through rates charged to customers. Under deferred energy accounting, to the extent actual natural gas and purchased power costs differ from natural gas and purchased power costs recoverable through current rates, that difference is not recorded on the consolidated statements of operations but rather is deferred and recorded as a regulatory asset or liability on the consolidated balance sheets. These differences are reflected in adjustments to rates and recorded as an adjustment to cost of natural gas or electricity in future periods, subject to regulatory review. Derivatives are often utilized to manage the price risk associated with natural gas purchasing activities in accordance with the expectations of state regulators. The gains and losses associated with these derivatives (note 25(b)(i)) are recoverable through the commodity costs adjustment.

(e)
Rate case costs: The costs to file, prosecute and defend rate case applications are referred to as rate case costs. These costs are capitalized and amortized over the period of rate recovery granted by the regulator.

(f)
Debt premium: The value of debt assumed in the acquisition of the New England Gas System has been recorded at fair value in accordance with ASC 805 Business Combinations. The Massachusetts regulator allows for recovery of interest at the coupon rate of the debt and a regulatory asset has been recorded for the difference between the fair value and face value of the debt. The debt premium is recovered over the remaining term of the debt (note 9).

(g)	Asset retirement obligation: Asset retirement obligations incurred by the utilities are expected to be recovered through rates.

(h)
Cost of removal: The regulatory liability for cost of removal represents amounts that have been collected from ratepayers for costs that are expected to be incurred in the future to retire the utility plant.

(i)
Rate-base offset: The regulators imposed a rate-base offset that would reduce the revenue requirement at future rate proceedings. The rate-base offset declines on a straight-line basis over a period of ten years.

(j)
Rate adjustment mechanism: Revenue for Calpeco Electric System and Peach State Gas System is subject to a revenue decoupling mechanism approved by their respective regulator which require charging approved annual delivery revenues on a systematic basis over the fiscal year. As a result, the difference between delivery revenue calculated based on metered consumption and approved delivery revenue is recorded as a regulatory asset or liability to reflect future recovery or refund, respectively, from customers. In addition, retroactive rate adjustments for services rendered but collected over a period not exceeding twenty-four months is accrued upon approval of the Final Order.